Vedder Price	VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005
COREY L. ZARSE
312-609-7785	CHICAGO • NEW YORK CITY • WASHINGTON, D.C.
czarse@vedderprice.com
March 16, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Nuveen Premium Income Municipal Fund 2, Inc. (the “Registrant”); File No. 811-06621
To The Commission:
     On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares of common stock and shares of Municipal Auction Rate Cumulative Preferred stock in connection with the reorganizations of Nuveen Florida Investment Quality Municipal Fund and Nuveen Florida Quality Income Municipal Fund into Nuveen Premium Income Municipal Fund 2, Inc.
     Please contact the undersigned at (312) 609-7785 if you have questions or comments regarding the filing.
Very truly yours,
/s/ Corey L. Zarse
CLZ/kc
Enclosures